Note 14 - Subsequent Events	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Subsequent Events [Text Block]
NOTE
14.
SUBSEQUENT EVENTS

On
May 14, 2021,
the Company entered into the Restated Merger Agreement with Mullen, Merger Sub and Mullen Automotive.  Pursuant to, and on the terms and subject to the conditions of, the Restated Merger Agreement, Merger Sub will be merged with and into Mullen Automotive, with Mullen Automotive continuing as the surviving corporation in the Merger.

On
May 12, 2021, (
i) Mullen assigned and transferred to Mullen Automotive all of its electric vehicle business related assets, business and operations, and Mullen Automotive assumed certain debt and liabilities of Mullen.   Prior to the effective time of the Merger, Mullen is contemplating a spin off, via share dividend, of all of the capital stock of Mullen Automotive to the stockholders of Mullen as of the effective date of such spin off.  After such spin off and immediately prior to the effective time of the Merger, the capital structure (including its issued and outstanding common and preferred stock) of Mullen Automotive shall mirror the capital structure of Mullen. Accordingly, the Restated Merger Agreement amends, restates and replaces in its entirety the Original Merger Agreement.

After Mullen Automotive's completion and delivery to our Company, of the audited financial statements for Mullen Automotive and its subsidiaries and affiliates required to be included in a registration statement, the Company prepared and filed with the Commission a registration statement on Form S-
4
(together with all amendments thereto, the “Registration Statement”) in which the proxy statement included as a part of the prospectus, in connection with the registration under the Securities Act of the shares of Parent Shares to be issued in connection with the transactions contemplated in the Restated Merger Agreement. The Restated Merger Agreement contains termination rights for each of the Company and Mullen Automotive, including, among others, (i) in the event that the Merger has not
been consummated by
August 31, 2021, (
ii) in the event that the requisite approval of the Company's stockholders is not
obtained upon a vote thereon, (iii) in the event that any governmental authority shall have taken action to restrain, enjoin or prohibit the consummation of the Merger, which action shall have become final and non-appealable and (iv) in the event that there is a breach by the other party of any of its representations, warranties, covenants or agreements, which breach is sufficiently material and not
timely cured or curable. In addition, Mullen Automotive
may
terminate the Restated Merger Agreement if, prior to receipt of the requisite approval of the Company's stockholders, the Company's board of directors shall have changed their recommendation in respect of the Merger. Further, the Company may
terminate the Restated Merger Agreement prior to receipt of the requisite approval of the Company's stockholders to enter into a definitive agreement with respect to a Superior Proposal (as such term is defined in the Restated Merger Agreement).

The consummation of the Merger is subject to (i) the Merger and the shares of Company common stock to be issued in connection with the Merger and other transactions contemplated by the Restated Merger Agreement being approved and authorized for the listing on Nasdaq and (ii) the Company's and its subsidiaries aggregate cash and cash equivalents plus amounts lent by the Company to Mullen Automotive pursuant to the Restated Merger Agreement less accounts payable and debt (exclusive of unfunded warrant proceeds) is
$10,000,000
less legal fees as set forth in the Restated Merger Agreement, the Late Fees,
$500,000
previously lent by the Company to Mullen together with all accrued interested thereon (the “Net Cash Position”). The parties to the Restated Merger Agreement intend that the Company will effect a private placement of the Company common stock prior to the Merger Effective Time (the “Private Placement”) in order to raise sufficient capital for the Net Cash Position.

The parties to the Restated Merger Agreement intend that, prior to the Merger effective time but, subject to and after the Company's stockholders' approval, the Company will divest itself of its existing business operations to another party, and will cause such party to assume all liabilities of the Company directly related to its operations of its existing business immediately prior to the closing of such divestiture (the “Divestiture”).

The parties to the Restated Merger Agreement agreed that Mullen Automotive will pay the Late Fee as set forth in the Original Merger Agreement.   The Form S-
4
registration statement was filed on
May 14, 2021.

Consummation of the Merger, the Divestiture, the Private Placement and the other transactions contemplated in the Restated Merger Agreement, is subject to customary conditions including, among others, the approval of the Company's stockholders. There is no
guarantee that the Merger, the Divestiture, the Private Placement or the other transactions contemplated in the Restated Merger Agreement will be completed.